Convertible Notes - Additional Information (Details) - Convertible Notes $ / shares in Units, ¥ in Thousands, $ in Millions		1 Months Ended			10 Months Ended	12 Months Ended
	Mar. 13, 2023 Installment $ / shares	Apr. 29, 2024 USD ($) Installment	Sep. 30, 2019 USD ($) $ / shares	Sep. 30, 2019 CNY (¥)	Dec. 31, 2023 USD ($) Installment	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Sep. 30, 2019 CNY (¥)
Debt Instrument [Line Items]
Principal amount | $			$ 300.0
Term of the loan			7 years	7 years
Interest rate (as a percent)			2.00%					2.00%
Maturity date			6 months	6 months
Debt instrument percentage			100.00%	100.00%
Net proceeds			$ 293.0	¥ 2,075,000
Net of debt discount			3.6					¥ 25,500
Issuance costs			$ 3.4					¥ 24,100
Interest expense | ¥						¥ 73,800	¥ 46,900
Convertible notes | ¥						¥ 502,872	2,089,000
Unamortized debt discount and issuance costs | ¥							¥ 25,800
Number of monthly installments of principal	14
Notes payment term	2024-04
Debt Instrument, Redemption, Period One
Debt Instrument [Line Items]
Debt instrument percentage	2.00%
Number of monthly installments of principal	7				10
Repayment of installment amount | $					$ 229.0
Debt Instrument, Redemption, Period Two
Debt Instrument [Line Items]
Debt instrument percentage	10.00%
Number of monthly installments of principal	7
Debt Instrument, Redemption, Period Two | Subsequent Events
Debt Instrument [Line Items]
Number of monthly installments of principal		4
Repayment of installment amount | $		$ 71.0
Class A Ordinary Shares
Debt Instrument [Line Items]
Conversion price per share | $ / shares			$ 7.0
ADS
Debt Instrument [Line Items]
Conversion price per share | $ / shares	$ 14		$ 14.0